Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Loans to principal officers, directors, and their affiliates

Beginning balance	$2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)

Ending balance	$1,345